Accounts Receivable, Net - Summary of Accounts Receivables And Related Allowance For Doubtful Accounts (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 141,594,170	$ 21,700,256	¥ 148,562,946
Less: Allowance for doubtful accounts	0	0	0
Accounts receivable, net	¥ 141,594,170	$ 21,700,256	¥ 148,562,946